Shareholder Fees ((CMG Ultra Short Term Bond Fund), (CMG Ultra Short Term Bond Fund), CMG Ultra Short Term Bond Fund)	0 Months Ended
Dec. 01, 2011
(CMG Ultra Short Term Bond Fund) | (CMG Ultra Short Term Bond Fund) | CMG Ultra Short Term Bond Fund
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value